CENTAUR MUTUAL FUNDS TRUST

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

February 19, 2021

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Centaur Mutual Funds Trust File Nos. 333-117597 and 811- 21606

Rule 497(j) Certification

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Centaur Mutual Funds Trust (the “Registrant”) certifies that:

(1)	the form of prospectus and Statement of Additional Information for Centaur Mutual Funds Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 33) to the Registrant’s Registration Statement; and

(2)	the text of the most recent Post-Effective Amendment was filed electronically on February 12, 2021.

Please address any questions or comments about this filing to Paul Leone at (513) 346-4152.

Sincerely yours,

/s/ Paul F. Leone
Paul F. Leone, Secretary
Centaur Mutual Funds Trust